GuideMark(SM) Small/Mid Cap Core Fund (First Prospectus Summary) | GuideMark(SM) Small/Mid Cap Core Fund
GUIDEMARKSM SMALL/MID CAP CORE FUND
Investment Objective
GuideMarkSM Small/Mid Cap Core Fund (formerly, AssetMark Small/Mid Cap Value
Fund) (the "Fund") seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GuideMark(SM) Small/Mid Cap Core Fund Service Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.25%
Administrative Service Fees		0.25%
All Other Expenses		0.46%
Other Expenses		0.71%
Total Annual Fund Operating Expenses		1.71%
Amount of Fee Waiver and/or Expense Assumption	[1]	(0.08%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	[2]	1.63%
[1]	Genworth Financial Wealth Management, Inc. has contractually agreed through July 31, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.09% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2012 unless the Board of Trustees consents to an earlier revision or termination.
[2]	Please note the Fund expense ratio shown above differs from the expense ratio in the "Financial Highlights" section of the Prospectus, because the "Financial Highlights" shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in
Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
GuideMark(SM) Small/Mid Cap Core Fund Service Shares	166	531	921	2,013

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, when managed using a different strategy, the Fund's portfolio turnover rate was 44.75% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of small-to-medium capitalization companies. The Fund considers
"small-to-medium capitalization companies" to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 2500TM Index.

The Fund also may invest up to 10% of its total assets in American Depositary
Receipts ("ADRs") of foreign companies. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.The Fund may invest in certain types of exchange-traded derivative instruments in order to "equitize" cash balances by gaining exposure to relevant equity markets. The types of derivatives in which the Fund may invest include futures, forwards and other similar instruments.

The sub-advisor manages the Fund using a team-managed strategy that focuses on specialization across the equity markets and throughout the investment process. The sub-advisor uses sector weightings that are controlled relative to the weight of each sector in the Fund's benchmark index. Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities. These sector-focused portions are aggregated to comprise the
Fund's portfolio.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk: An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk: The value of the Fund's investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.

Foreign Securities Risk: The risks of investing in ADRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Growth Investment Risk: Growth investment risk is the risk that the Fund's investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities. The Fund's investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Value Investment Risk: The Fund's investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund's investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund's sub-advisor believes are their full value.

Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure. The types of derivatives that might be used within the Fund may include futures, forward contracts and other similar instruments. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Advisor. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Liquidity Risk: Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security. This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund's ability to achieve its objectives.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to
April 1, 2011, different sub-advisors managed the Fund. In addition, the Fund previously used different investment strategies. The performance set forth below is attributable to the previous sub-advisors and investment strategies.

GUIDEMARKSM SMALL/MID CAP CORE FUND - SERVICE SHARES Calendar Year Returns as of 12/31

The performance of the Fund's Service Shares for the period ended June 30, 2011 was 5.95%. During the period shown on the bar chart, the Fund's best and worst quarters are shown below:

                         Best Quarter:  Q 2  2009 22.11%
                         Worst Quarter: Q 4  2008 -19.02%

Average Annual Total Returns Period Ended December 31, 2010
Average Annual Total Returns GuideMark(SM) Small/Mid Cap Core Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Service Shares	Return Before Taxes		25.55%	1.96%	5.25%	Jun. 29, 2001
Service Shares After Taxes on Distributions	Return After Taxes on Distributions		25.55%	0.80%	4.41%	Jun. 29, 2001
Service Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		16.61%	1.41%	4.38%	Jun. 29, 2001
Russell 2500™ Index	Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)	[1]	26.71%	4.86%	6.93%	Jun. 29, 2001
Russell 2500™ Value Index	Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes)	[1]	24.82%	3.85%	8.14%	Jun. 29, 2001
Russell Midcap ® Value Index	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	[1]	24.75%	4.08%	8.14%	Jun. 29, 2001
[1]	As of April 1, 2011, the Fund has selected the Russell 2500™ Index to serve as its benchmark index to reflect its new investment strategies and sub-advisor. The Russell 2500™ Value Index and Russell Midcap® Value Index no longer serve as the Fund's benchmark indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing
"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.